Note 4 - Fair Value - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Held-to-maturity Securities, Fair Value	$ 3,861	$ 4,048	$ 4,329
Fair Value, Inputs, Level 1 [Member] | Reported Value Measurement [Member]
Cash and cash equivalents	8,352	7,772	9,912
Fair Value, Inputs, Level 1 [Member] | Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	8,352	7,772	9,912
Fair Value, Inputs, Level 2 [Member] | Reported Value Measurement [Member]
Certificates of deposits in other financial institutions	1,983	2,973	3,921
Loans held for sale	844	1,448	1,252
Accrued interest receivable	1,707	1,404	1,212
Short-term borrowings	4,025	13,367	23,986
Federal Home Loan Bank advances	12,106	11,756	12,320
Accrued interest payable	128	68	40
Fair Value, Inputs, Level 2 [Member] | Reported Value Measurement [Member] | Demand and Savings Deposits [Member]
Demand and savings deposits	357,159	351,422	307,960
Fair Value, Inputs, Level 2 [Member] | Reported Value Measurement [Member] | Time Deposits [Member]
Demand and savings deposits	102,130	78,541	66,511
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Certificates of deposits in other financial institutions	1,981	2,976	3,927
Loans held for sale	862	1,474	1,286
Accrued interest receivable	1,707	1,404	1,212
Short-term borrowings	4,025	13,367	23,986
Federal Home Loan Bank advances	11,860	11,146	12,054
Accrued interest payable	128	68	40
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member] | Demand and Savings Deposits [Member]
Demand and savings deposits	357,159	351,422	307,960
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member] | Time Deposits [Member]
Demand and savings deposits	102,458	78,332	66,535
Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Held-to-maturity Securities, Fair Value	3,824	4,024	4,259
Loans, net	343,806	315,087	269,781
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Held-to-maturity Securities, Fair Value	3,861	4,048	4,329
Loans, net	$ 342,195	$ 311,642	$ 266,041